Stock-based Compensation - Schedule of Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Options outstanding, beginning balance	7,883,087	7,738,866
Options granted	3,761,109	1,993,969
Options exercised	(158,129)	(318,564)
Options cancelled	(1,458,973)	(1,531,184)
Options outstanding, ending balance	10,027,094	7,883,087	7,738,866
Options exercisable		5,063,856
Options exercisable	5,176,464
Options outstanding, weighted average exercise price, beginning balance	$ 0.59	$ 0.49
Options granted, weighted average exercise price	7.93	1.24
Options exercised, weighted average exercise price	0.16	0.40
Options cancelled, weighted average exercise price	1.11	0.93
Options outstanding, weighted average exercise price, ending balance	3.28	0.59	$ 0.49
Options exercisable, weighted average exercise price		$ 0.33
Options exercisable, weighted average exercise price	$ 0.46
Options outstanding, weighted average remaining contractual term	7 years 2 months 23 days	6 years 9 months 29 days	7 years 4 months 9 days
Options exercisable, weighted average remaining contractual term	5 years 3 months 29 days	5 years 9 months 10 days
Options outstanding, aggregate intrinsic value	$ 67,173	$ 5,058	$ 5,848
Options exercisable, aggregate intrinsic value	$ 49,268	$ 4,592